401(k) Plan - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Postemployment Benefits [Abstract]
Employer's matching contributions to 401(k) plan	$ 90,000	$ 0